Revenues - Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change In Contract With Customer, Liability [Roll Forward]
Deferred revenue, beginning of period	$ 2,649	$ 397
Revenues recognized from balances held at the beginning of the period	(2,027)	(397)
Net revenues deferred from period collections on unfulfilled performance obligations	2,980	2,649
Deconsolidation of equity investment	(622)	0
Reclassified to liabilities held for sale (See Note 4)	(242)	0
Deferred revenue, end of period	$ 2,738	$ 2,649